Risk management - Significant concentration of credit risk (Details) - Financial assets past due but not impaired [member] - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	$ 343,770	$ 359,272
Less than 3 months overdue [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	332,249	56,144
Between 3 and 6 months overdue [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	7,103	1,270
More than 6 months overdue [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	$ 4,418	$ 301,858